Schedule of Sales and Marketing (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total Sales and marketing	₪ 23,214	₪ 8,440	₪ 2,693
Payroll And Associated Expenses [Member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing	15,053	2,524	651
Commission Distribution [Member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing	5,624	4,544	246
Other [Member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing	₪ 2,537	₪ 1,372	₪ 1,796